City Holding Company (Parent Company Only) Financial Information (Condensed Statements Of Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Investment securities gains	$ 184	$ 71	$ 818	$ 83	$ 671	$ 0	$ 9	$ 84	$ 1,156	$ 764	$ 954
Interest expense	3,041	2,968	2,973	2,978	3,115	3,304	3,427	3,455	11,960	13,301	14,450
Income Before Income Taxes									77,233	73,490	59,243
Income tax (benefit) expense	5,961	6,010	6,497	5,803	6,877	7,056	6,573	4,769	24,271	25,275	20,298
Net Income Available to Common Shareholders	14,530	11,872	12,757	13,803	13,247	13,975	13,006	7,987	52,962	48,215	38,945
Total comprehensive income									53,793	44,647	41,430
Parent Company
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiaries									46,050	46,317	41,422
Investment securities gains									1,130	89	1,134
Other income									65	66	65
Income									47,245	46,472	42,621
Interest expense									605	617	661
Other expenses									849	2,352	533
Expenses									1,454	2,969	1,194
Income Before Income Taxes									45,791	43,503	41,427
Income tax (benefit) expense									(231)	(1,050)	2
Income Before Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries									46,022	44,553	41,425
Equity in undistributed net income (excess dividends) of subsidiaries									6,940	3,662	(2,480)
Net Income Available to Common Shareholders									52,962	48,215	38,945
Total comprehensive income									$ 53,793	$ 44,647	$ 41,430